MARKET RISK BENEFITS - Valuation Technique and Significant Unobservable Inputs Used for Fair Value Measurement of Market Risk Benefits (Details) - Discounted cash flows	Dec. 31, 2025
Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0
Minimum | Option budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.01
Minimum | Non-performance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0
Minimum | Mortality rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0
Minimum | Lapse rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0
Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.52
Maximum | Option budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.04
Maximum | Non-performance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.02
Maximum | Mortality rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.46
Maximum | Lapse rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market risk benefits	0.43